SCHEDULE OF FINANCIAL INFORMATION (Details) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 20, 2026	Jul. 17, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Gross profit					$ 7,138
Operating expenses
General and administrative expenses			$ 997,005	$ 1,067,070	3,159,313	396,434
Professional fees			2,810,141	292,131	2,092,013	438,461
Total operating expenses			3,807,146	1,359,201	5,251,326	834,895
Operating loss			(3,807,146)	(1,359,201)	(5,244,188)	(834,895)
Other income (expenses)
Patent infringement income			325,000		108,096
Interest income				6	36	13
Change in fair value of earnout shares liability				1,039,282	1,053,084	18,731,514
Change in fair value of warrants liability			208,929	234,195	803,680	(397,553)
Shareholder settlement expense			(150,000)
Loss on settlement of debt	$ 58,719	$ 161,978	(6,929)		(760,302)
Forbearance fee expense						(13,226,926)
Interest expense			(590,685)	(222,363)	(3,981,641)	(168,886)
Total other income (expense)			(213,685)	1,051,120	(2,777,047)	4,938,162
Loss before income tax expense			(4,020,831)	(308,081)	(8,021,235)	4,103,267
Income tax expense						(200)
Net loss			(4,020,831)	(308,081)	(8,021,235)	4,103,067
Single Reportable Segment [Member]
Segment Reporting [Line Items]
Revenue					7,138
Cost of income
Gross profit
Operating expenses
General and administrative expenses			997,005	1,067,070	3,159,313	396,434
Professional fees			2,810,141	292,131	2,092,013	438,461
Total operating expenses			3,807,146	1,359,201	5,251,326	834,895
Operating loss			$ (3,807,146)	$ (1,359,201)	$ (5,244,188)	$ (834,895)
Operating margin			(100.00%)	(100.00%)	(100.00%)	(100.00%)
Other income (expenses)
Patent infringement income			$ 325,000		$ 108,096
Interest income				6	36	13
Change in fair value of earnout shares liability				1,039,282	1,053,084	18,731,514
Change in fair value of warrants liability			208,929	234,195	803,680	(397,553)
Shareholder settlement expense			(150,000)
Loss on settlement of debt			(6,929)		(760,302)
Forbearance fee expense						(13,226,926)
Interest expense			(590,685)	(222,363)	(3,981,641)	(168,886)
Total other income (expense)			(213,685)	1,051,120	(2,777,047)	4,938,162
Loss before income tax expense			(4,020,831)	(308,081)	(8,021,235)	4,103,267
Income tax expense						(200)
Net loss			(4,020,831)	(308,081)	(8,021,235)	4,103,067
Single Reportable Segment [Member] | Royalty Income [Member]
Segment Reporting [Line Items]
Royalty income